UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2000
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	Feb 12, 2001



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 49

Form 13F Information Table Value Total : $259,695

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2325    48000 SH       SOLE                    48000
Advent Software                COM              007974108     9014   225000 SH       SOLE                   225000
Agile Software Corp.           COM              00846x105    14323   290092 SH       SOLE                   290092
Amazon.com                     COM              023135106     1021    65600 SH       SOLE                    65600
Aspect Communications          COM              04523Q102      179    22200 SH       SOLE                    22200
Aspen Technology               COM              045327103     6098   183400 SH       SOLE                   183400
BP Amoco PLC                   COM              055622104      912    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108     1065       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1346      572 SH       SOLE                      572
Brocade Communications         COM              111621108     5215    56800 SH       SOLE                    56800
C-Cube Microsystems            COM              12501n108     9651   783800 SH       SOLE                   783800
CNET Networks Inc.             COM              12613R104     6237   389800 SH       SOLE                   389800
Concord EFS                    COM              206197105    18098   411900 SH       SOLE                   411900
Digital Generation             COM              253921100     1021   480300 SH       SOLE                   480300
Electronic Arts                COM              285512109    16787   393836 SH       SOLE                   393836
General Electric               COM              369604103     2685    56016 SH       SOLE                    56016
General Mills                  COM              370334104      594    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      363    10000 SH       SOLE                    10000
IBM                            COM              459200101     2007    23616 SH       SOLE                    23616
Inhale Therapeutic Systems     COM              457191104     9201   182200 SH       SOLE                   182200
Inktomi                        COM              457277101     4150   232150 SH       SOLE                   232150
Intel Corp.                    COM              458140100     3108   103392 SH       SOLE                   103392
Intuit                         COM              461202103    11871   301000 SH       SOLE                   301000
JDS uniphase corp.             COM              46612J101     2476    59400 SH       SOLE                    59400
Johnson & Johnson              COM              478160104      847     8064 SH       SOLE                     8064
Juniper Networks               COM              48203r104     6549    51950 SH       SOLE                    51950
Linear Technology              COM              535678106    17635   381302 SH       SOLE                   381302
Maxim Intgrtd. Prod.           COM              57772K101     3313    69300 SH       SOLE                    69300
Millennium Pharm.              COM              599902103     9851   159200 SH       SOLE                   159200
Minnesota Mining               COM              604059105      241     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     8911   130200 SH       SOLE                   130200
Netcentives, Inc.              COM              64108P101     3109   815500 SH       SOLE                   815500
Nortel Networks                COM              656568102     6642   207169 SH       SOLE                   207169
PMC-Sierra Inc                 COM              69344F106     7579    96400 SH       SOLE                    96400
Packeteer, Inc.                COM              695210104      124    10000 SH       SOLE                    10000
Pfizer, Inc.                   COM              717081103     2870    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     5582   210150 SH       SOLE                   210150
Rambus                         COM              750917106     8027   222200 SH       SOLE                   222200
Redback Networks               COM              757209101     1419    34600 SH       SOLE                    34600
Rouse Co.                      COM              779273101      268    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      242     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     3587    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      640     8000 SH       SOLE                     8000
Siebel                         COM              826170102    15500   229200 SH       SOLE                   229200
Target CP                      COM              239753106     1304    40440 SH       SOLE                    40440
Transmeta                      COM              89376r109      348    14800 SH       SOLE                    14800
Vertex Pharm.                  COM              92532F100    11670   163220 SH       SOLE                   163220
Vignette Corp.                 COM              926734104     7224   401350 SH       SOLE                   401350
Yahoo                          COM              984332106     6466   215100 SH       SOLE                   215100